16 Labor and social obligations (Details Narrative) R$ in Thousands							1 Months Ended			12 Months Ended
		Sep. 25, 2019 Number	Sep. 02, 2019 Number	Mar. 29, 2019	Feb. 07, 2019	May 15, 2018	Sep. 30, 2019 BRL (R$) shares	Feb. 28, 2019	Jun. 30, 2018	Dec. 31, 2019 BRL (R$) Number shares	Dec. 31, 2018 BRL (R$) Number shares	Dec. 31, 2017 BRL (R$)
LaborAndSocialObligationsLineItems [Line Items]
Compensation of employees										R$ 6,871	R$ 1,945
Cost of services										308,853	168,052	R$ 124,065
General and administrative expenses										R$ 239,120	R$ 70,034	R$ 45,355
Number of shares issued (in share) | shares										89,744,275	1,443,541
Number of stock option granted | Number	[1]									293,860	1,434,720
Model used				Black & Scholes	Monte Carlo	Monte Carlo	Binomial
Share Based Compensation Plans [Member]
LaborAndSocialObligationsLineItems [Line Items]
Description of vesting period								Vesting periods after the grant date: 10% after 90 days, 15% after 15 months, 25% after 27 months, 25% after 39 months and 25% after 51 months.	Vesting periods after the grant date: 10% after 90 days, 15% after 12 months, 25% after 24 months, 25% after 36 months and 25% after 48 months.	Vest in five installments of 20% per year, starting on May 1.
Share-based compensation expense										R$ 11,040
Number of stock option granted | Number		58,000	2,306,214
Model used		Binomial pricing model	Binomial pricing model
Share Based Compensation Plans [Member] | IPO [Member]
LaborAndSocialObligationsLineItems [Line Items]
Share-based compensation expense										R$ 7,074	R$ 2,161
Share Based Compensation Plans [Member] | IPO [Member] | Class A Common Shares [Member]
LaborAndSocialObligationsLineItems [Line Items]
Number of shares issued (in share) | shares							1,842,428
Proceeds from issaunce of shares							R$ 17,627
Share Based Compensation Plans [Member] | Guardaya Stock Options [Member]
LaborAndSocialObligationsLineItems [Line Items]
Description of vesting period										Vesting periods: 10% after 1 year, 15% after 2 years, 25% after 3 years and 50% after 4 years.

[1]	The number of common shares outstanding from Afya Brazil was retrospectively adjusted in the proportion of 1:28 due to the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya, which did not result in changes on the arrangements of the plans.